9. Notes Payable	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Debt Disclosure [Abstract]
Notes Payable

NOTE 8 - NOTES PAYABLE

The following is a summary of notes payable as of September 30, 2020 and March 31, 2020:

	As of	As of
	September 30,	March 31,
	2020	2020
Notes payable - current maturity:
Emry Capital $14,000, 4% loan with principal and interest due April, 2020	$–	$14,000
Note Payable PPP SBA Loan	15,600	–
SBA EIDL Loan	10,000	–
SBA Loan Payable B2 Digital	97,200	–
Notes payable – in default:
Emry Capital $14,000, 4% loan with principal and interest due April, 2020	14,000	–
Notes payable – long term:
WLES LP LLC $60,000, 5% loan due January 15, 2022	30,000	60,000
Brian Cox 401K	17,486	21,970
SBA Loan (One More Gym, LLC)	67,841	74,757
Total notes payable	252,127	170,727
Less: long-term	(115,327)	(34,162)
Total	$136,800	$136,565

On May 8, 2020, WLES LP LLC converted $30,000 of its $60,000 notes payable into 12,000,000 shares of common stock. As a result, the Company recorded a loss on settlement of debt in the amount of $18,281.

During the six months ended September 30, 2020, the Company repaid $4,484 on its loan payable to Brian Cox.

During the six months ended September 30, 2020, the bank forgave $6,949 in principal and $3,132 in accrued interest on its SBA Loan (One More Gym, LLC). As a result, the Company recorded $10,080 in gain on forgiveness of loan.

NOTE 9 – NOTES PAYABLE

The following is a summary of notes payable as of March 31, 2020 and 2019:

	As of	As of
	March 31,	March 31,
	2020	2020
Notes payable - current maturity:
Emry Capital $14,000, 4% loan with principal and interest due April, 2020	$14,000	$14,000
Notes payable – in default:
Good Hunting $15,000, 7.5% loan with principal and interest due March 31, 2019	–	15,000
Notes payable – long term:
WLES LP LLC $60,000, 5% loan due January 15, 2022	60,000	60,000
Loan from Brian Cox	21,970	–
Small Business Loan ($20,162, current maturity)	74,757	–
Total notes payable	170,727	89,000
Less: short-term	(34,162)	(29,000)
Total long-term notes payable	$136,565	$60,000

On August 31, 2019, WLES LP LLC agreed to sign an amendment which extended the maturity date of the note and added conversion option. This amendment gave rise to a modification because a substantive conversion option was added to the contract. Under ASC 470-50-40-10, when a modification or an exchange of debt instruments adds a substantive conversion option debt extinguishment accounting is required. As a result, the Company recorded a loss on modification of debt in the amount of $50,756.

The Company and Emry Capital have a dispute of the amount owed under the Note Agreement. Emry Capital believes the amount owed under the agreement is $70,000. However, the Company believes only $14,000 is owed.